Document and Entity Information	12 Months Ended
Dec. 31, 2022 shares
Ifrs Statement Line Items
Document Type	40-F
Entity File Number	001-35286
Entity Registrant Name	Franco-Nevada Corporation
Entity Incorporation, State or Country Code	CA
Entity Primary SIC Number	1040
Entity Address, Address Line One	199 Bay Street
Entity Address, Address Line Two	Suite 2000
Entity Address, Address Line Three	P.O. Box 285
Entity Address, Address Line Four	Commerce Court Postal Station
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5L 1G9
City Area Code	416
Local Phone Number	306-6300
Entity Central Index Key	0001456346
Document Period End Date	Dec. 31, 2022
Title of 12(b) Security	Common Shares
Trading Symbol	FNV
Security Exchange Name	NYSE
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Entity Common Stock, Shares Outstanding	191,892,691
Audited Annual Financial Statements	true
Annual Information Form	true
Document Annual Report	true
Document Registration Statement	false
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Auditor Name	PricewaterhouseCoopers LLP
Auditor Firm ID	271
Auditor Location	Toronto, Canada
Business Contact
Ifrs Statement Line Items
Entity Address, Address Line One	80 State Street
Entity Address, City or Town	Albany
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	12207-2543
City Area Code	866
Local Phone Number	403-5272
Contact Personnel Name	Corporation Service Company